Selected Quarterly Financial Information (unaudited) (Detail) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended																	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016		Sep. 30, 2016		Jun. 30, 2016		Mar. 31, 2016		Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Quarterly Financial Information Disclosure (unaudited) [Abstract]
Revenues	$ 2,161	$ 1,839		$ 1,867		$ 1,950		$ 1,726		$ 1,811		$ 1,847		$ 1,845		$ 1,630		$ 7,382		$ 7,133		$ 6,688
Operating income	277	244		265		273		170		231		391		135		143		952		900		703
Income (loss) from continuing operations, net of taxes	75	(388)		89		100		191		689		153		40		(1)		(8)		881		179
Income from discontinued operations, net of taxes	0	6		103		144		119		127		130		127		151		372		535		503
Net income (loss)	75	(382)		192		244		310		816		283		167		150		364		1,416		682
Net income (loss) attributable to Hilton stockholders	$ 74	$ (387)		$ 187		$ 239		$ 309		$ 814		$ 279		$ 161		$ 150		$ 348		$ 1,404		$ 673
Net income (loss) from continuing operations per share	$ 0.22	$ (1.20)	[1]	$ 0.27	[1]	$ 0.29	[1]	$ 0.58	[1],[2]	$ 2.09		$ 0.47		$ 0.11		$ 0.00		$ (0.05)	[1],[3]	$ 2.67	[3]	$ 0.53	[3]
Net income from discontinued operations per share	0.00	0.02	[1]	0.30	[1]	0.44	[1]	0.36	[1],[2]	0.38		0.38		0.38		0.46		1.11	[1],[3]	1.60	[3]	1.52	[3]
Net income per share, basic	0.22	(1.18)		0.57		0.73		0.94	[2]	2.47		0.85		0.49		0.46		1.06	[3]	4.27	[3]	2.05	[3]
Net income (loss) from continuing operations per share	0.22	(1.20)	[1]	0.27	[1]	0.29	[1]	0.58	[1],[2]	2.09	[1]	0.47	[1]	0.11	[1]	0.00	[1]	(0.05)	[1],[3]	2.66	[1],[3]	0.53	[3]
Net income from discontinued operations per share	0.00	0.02		0.30		0.43		0.36	[2]	0.38		0.38		0.38		0.46		1.11	[3]	1.60	[3]	1.52	[3]
Net income per share, diluted	$ 0.22	$ (1.18)	[1]	$ 0.57	[1]	$ 0.72	[1]	$ 0.94	[1],[2]	$ 2.47	[1]	$ 0.85	[1]	$ 0.49	[1]	$ 0.46	[1]	$ 1.06	[1],[3]	$ 4.26	[1],[3]	$ 2.05	[3]

[1]	The sum of the earnings per share for the four quarters differs from annual earnings per share due to the required method of computing the weighted average shares outstanding in interim periods.
[2]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017. See Note 1: "Organization and Basis of Presentation" for additional information.
[3]	Weighted average shares outstanding used in the computation of basic and diluted earnings per share and cash dividends declared per share were adjusted to reflect the 1-for-3 reverse stock split that occurred on January 3, 2017.